PREPAYMENTS FOR LICENSED COPYRIGHTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item agreement	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
PREPAYMENTS FOR LICENSED COPYRIGHTS
Prepayments for licensed copyrights		$ 2,602,006	$ 2,735,592
Cooperation agreements | agreement	2
Games developed by third party | item	2
Distribution term	3 years
Prepayments for intangible assets	$ 2,924,897